Document and Entity Information	Total
Document and Entity Information:
Registrant Name	DELAWARE VIP TRUST
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Central Index Key	0000814230
Document Creation Date	Apr. 27, 2017
Document Effective Date	May 01, 2017